Benefit Plans (Benefit Plan Funded Status and Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Benefit Plans [Abstract]
Benefit obligation, beginning	$ 4,043	$ 3,687
Interest cost	256	252
Actuarial loss (gain)	957	266
Benefits paid	(191)	(162)
Benefit obligation, ending	5,065	4,043
Fair value of assets, beginning	4,157	3,081
Actual return on plan assets	332	538
Contributions		700
Fair value of assets, ending	4,298	4,157
Accumulated benefit obligation	5,065	4,043
Projected benefit obligation	(5,065)	(4,043)
Funded status	(767)	114
Prepaid (accrued pension cost included in other assets (liabilities)	$ 767	$ 114